QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Steel mill flat-rolled products	$ 46,211,805	$ 30,927,996	$ 43,078,588	$ 45,610,707	$ 165,829,096	$ 265,486,082	$ 341,778,295
Cost of revenue	(51,624,916)	(30,178,989)	(39,557,743)	(40,404,115)	(161,765,763)	(208,541,058)	(240,199,678)
Gross Profit/(Loss)	(5,413,111)	749,007	3,520,845	5,206,592	4,063,333	56,945,024	101,578,617
Operating expenses:
General and administrative expenses	(3,757,658)	(2,618,166)	(2,532,275)	(2,403,101)	(11,311,200)	(13,168,132)	(10,707,418)
Selling and marketing expenses	(427,942)	(446,488)	(73,666)	(734,347)	(1,682,443)	(1,446,383)	(1,634,232)
Total operating expenses	(4,185,600)	(3,064,654)	(2,605,941)	(3,137,448)	(12,993,643)	(14,614,515)	(18,041,650)
Operating income/(loss)	(9,548,711)	(2,315,647)	914,904	2,069,144	(8,930,310)	42,330,509	83,536,967
Other income (expense):
Interest income	1,168,191	1,369,269	845,618	1,236,539	4,619,617	3,576,741	1,913,091
Interest expenses	(1,187,391)	(3,490,793)	(2,580,151)	(3,359,531)	(10,617,866)	(8,228,472)	(6,470,126)
Sundry income	794,168	36,500	3,423	98,598	932,689	351,483	602,247
Income before income taxes	(8,823,443)	(4,400,671)	(816,206)	44,750	(13,995,870)	38,030,261	79,582,179
Income tax expense	(469)	28,312	(29,566)	(139,824)	(141,547)	(11,897,173)	(21,961,627)
Net (loss)/income	$ (8,824,212)	$ (4,372,359)	$ (845,772)	$ (95,074)	$ (14,137,417)	$ 26,133,088	$ 57,620,552
Net income per share
-Basic	$ (0.15)	$ (0.07)	$ (0.01)		$ (0.24)	$ 0.45	$ 1.02
-Diluted	$ (0.15)	$ (0.07)	$ (0.01)		$ (0.24)	$ 0.45	$ 1.02
Weighted average common shares outstanding
- Basic	59,522,910	59,522,910	59,556,396	59,561,899	59,540,872	58,543,076
- Diluted	59,522,910	59,522,910	59,556,396	59,561,899	59,540,872	58,543,076